UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: QUAYX

January 31, 2025

AB Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.86%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,354	$10,655	$11,173
07/16	$10,504	$11,253	$10,581
07/17	$12,844	$13,059	$12,460
07/18	$17,251	$15,179	$15,315
07/19	$19,481	$16,391	$15,129
07/20	$23,175	$18,351	$16,036
07/21	$32,840	$25,040	$22,611
07/22	$22,846	$23,878	$17,370
07/23	$24,421	$26,986	$19,381
07/24	$26,865	$32,963	$21,862
01/25	$30,222	$36,297	$22,985

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	12.50%	27.20%	8.68%	11.69%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/QUAYX-S for the most recent performance information.

Advisor Class: QUAYX

1

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Advisor Class: QUAYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUAYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/QUAYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SCG-ADV-0154-0125

Advisor Class: QUAYX

3

Class A: QUASX

January 31, 2025

AB Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUASX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.11%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
01/15	$9,575	$10,000	$10,000
07/15	$10,859	$10,655	$11,173
07/16	$10,020	$11,253	$10,581
07/17	$12,223	$13,059	$12,460
07/18	$16,378	$15,179	$15,315
07/19	$18,447	$16,391	$15,129
07/20	$21,893	$18,351	$16,036
07/21	$30,946	$25,040	$22,611
07/22	$21,473	$23,878	$17,370
07/23	$22,897	$26,986	$19,381
07/24	$25,126	$32,963	$21,862
01/25	$28,231	$36,297	$22,985

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	12.36%	26.89%	8.41%	11.42%
Class A (with sales charges)	7.59%	21.50%	7.47%	10.94%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/QUASX-S for the most recent performance information.

Class A: QUASX

1

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Class A: QUASX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUASX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/QUASX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SCG-A-0154-0125

Class A: QUASX

3

Class C: QUACX

January 31, 2025

AB Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.86%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,296	$10,655	$11,173
07/16	$10,344	$11,253	$10,581
07/17	$12,528	$13,059	$12,460
07/18	$16,661	$15,179	$15,315
07/19	$18,626	$16,391	$15,129
07/20	$21,937	$18,351	$16,036
07/21	$30,776	$25,040	$22,611
07/22	$21,199	$23,878	$17,370
07/23	$22,436	$26,986	$19,381
07/24	$24,432	$32,963	$21,862
01/25	$27,347	$36,297	$22,985

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	11.93%	25.94%	7.60%	10.58%
Class C (with sales charges)	10.93%	24.94%	7.60%	10.58%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/QUACX-S for the most recent performance information.

Class C: QUACX

1

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Class C: QUACX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/QUACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCG-C-0154-0125

Class C: QUACX

3

Class I: QUAIX

January 31, 2025

AB Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.86%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,354	$10,655	$11,173
07/16	$10,516	$11,253	$10,581
07/17	$12,861	$13,059	$12,460
07/18	$17,272	$15,179	$15,315
07/19	$19,503	$16,391	$15,129
07/20	$23,206	$18,351	$16,036
07/21	$32,879	$25,040	$22,611
07/22	$22,882	$23,878	$17,370
07/23	$24,473	$26,986	$19,381
07/24	$26,929	$32,963	$21,862
01/25	$30,296	$36,297	$22,985

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class I	12.51%	27.22%	8.71%	11.72%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/QUAIX-S for the most recent performance information.

Class I: QUAIX

1

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Class I: QUAIX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUAIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/QUAIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCG-I-0154-0125

Class I: QUAIX

3

Class K: QUAKX

January 31, 2025

AB Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAKX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$56	1.04%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class K	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,337	$10,655	$11,173
07/16	$10,468	$11,253	$10,581
07/17	$12,765	$13,059	$12,460
07/18	$17,109	$15,179	$15,315
07/19	$19,285	$16,391	$15,129
07/20	$22,902	$18,351	$16,036
07/21	$32,386	$25,040	$22,611
07/22	$22,495	$23,878	$17,370
07/23	$23,927	$26,986	$19,381
07/24	$26,258	$32,963	$21,862
01/25	$29,510	$36,297	$22,985

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class K	12.38%	26.98%	8.40%	11.43%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/QUAKX-S for the most recent performance information.

Class K: QUAKX

1

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Class K: QUAKX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUAKX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/QUAKX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

SCG-K-0154-0125

Class K: QUAKX

3

Class R: QUARX

January 31, 2025

AB Small Cap Growth Portfolio

SCAN ME

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUARX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$80	1.50%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class R	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,320	$10,655	$11,173
07/16	$10,416	$11,253	$10,581
07/17	$12,663	$13,059	$12,460
07/18	$16,900	$15,179	$15,315
07/19	$18,962	$16,391	$15,129
07/20	$22,420	$18,351	$16,036
07/21	$31,560	$25,040	$22,611
07/22	$21,827	$23,878	$17,370
07/23	$23,204	$26,986	$19,381
07/24	$25,370	$32,963	$21,862
01/25	$28,447	$36,297	$22,985

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class R	12.13%	26.38%	8.03%	11.02%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/QUARX-S for the most recent performance information.

Class R: QUARX

1

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Class R: QUARX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUARX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/QUARX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SCG-R-0154-0125

Class R: QUARX

3

Class Z: QUAZX

January 31, 2025

AB Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$41	0.76%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 2000 Growth Index
07/01/15	$10,000	$10,000	$10,000
07/15	$9,942	$10,210	$10,041
07/16	$9,216	$10,783	$9,508
07/17	$11,285	$12,512	$11,197
07/18	$15,169	$14,544	$13,763
07/19	$17,146	$15,706	$13,595
07/20	$20,419	$17,584	$14,411
07/21	$28,956	$23,993	$20,319
07/22	$20,169	$22,879	$15,609
07/23	$21,586	$25,857	$17,417
07/24	$23,773	$31,584	$19,646
01/25	$26,757	$34,780	$20,655

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/1/2015
Class Z	12.55%	27.33%	8.80%	10.81%
S&P 500 Index	10.12%	26.38%	15.17%	13.89%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	7.86%

The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/QUAZX-S for the most recent performance information.

Class Z: QUAZX

1

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Class Z: QUAZX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUAZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/QUAZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SCG-Z-0154-0125

Class Z: QUAZX

3

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

January 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Small Cap Growth Portfolio

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

January 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 23.7%
Electronic Equipment, Instruments & Components – 2.4%
Fabrinet(a)	201,071	$43,473,561
Novanta, Inc.(a)	282,618	42,296,610

		85,770,171

Semiconductors & Semiconductor Equipment – 5.3%
Credo Technology Group Holding Ltd.(a)	620,021	43,413,871
Impinj, Inc.(a)(b)	200,579	25,451,469
MACOM Technology Solutions Holdings, Inc.(a)	364,788	48,243,213
Onto Innovation, Inc.(a)	76,565	15,677,449
Semtech Corp.(a)	854,091	57,189,933
Universal Display Corp.	23,028	3,452,358

		193,428,293

Software – 14.3%
Alkami Technology, Inc.(a)	1,469,950	51,139,561
Braze, Inc. – Class A(a)	999,756	45,968,781
Clearwater Analytics Holdings, Inc. – Class A(a)	2,235,150	62,941,824
Intapp, Inc.(a)	881,483	62,840,923
Klaviyo, Inc. – Class A(a)	1,152,449	53,024,178
Monday.com Ltd.(a)	141,935	36,258,715
Onestream, Inc.(a)	1,382,398	41,167,812
Rubrik, Inc. – Class A(a)	669,058	49,021,880
ServiceTitan, Inc. – Class A(a)	179,052	18,401,174
SPS Commerce, Inc.(a)	300,674	55,528,474
Workiva, Inc.(a)	397,309	39,023,690

		515,317,012

Technology Hardware, Storage & Peripherals – 1.7%
ACV Auctions, Inc. – Class A(a)	2,909,149	61,557,593

		856,073,069

Health Care – 22.5%
Biotechnology – 13.8%
Akero Therapeutics, Inc.(a)	359,561	19,445,059
Apogee Therapeutics, Inc.(a)(b)	398,098	16,465,333
ARS Pharmaceuticals, Inc.(a)(b)	1,194,737	15,555,476
Ascendis Pharma A/S (ADR)(a)	130,100	16,998,866
Blueprint Medicines Corp.(a)	334,909	37,687,310
Bridgebio Pharma, Inc.(a)	799,119	27,337,861
CG oncology, Inc.(a)	559,518	16,824,706
Cullinan Therapeutics, Inc.(a)	804,294	8,493,345
Cytokinetics, Inc.(a)	397,786	19,674,496
Denali Therapeutics, Inc.(a)	957,931	22,319,792
Dianthus Therapeutics, Inc.(a)(b)	481,826	10,672,446
Halozyme Therapeutics, Inc.(a)	634,618	35,944,764

ABFunds.com	AB Small Cap Growth Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insmed, Inc.(a)	692,918	$53,063,660
Korro Bio, Inc.(a)(b)(c)	331,052	11,295,494
Legend Biotech Corp. (ADR)(a)	442,792	16,870,375
Maze Therapeutics, Inc.(a)	564,844	9,009,262
Merus NV(a)	332,861	13,627,329
Metsera, Inc.(a)	361,509	9,579,988
MoonLake Immunotherapeutics(a)(b)	301,298	13,856,695
Newamsterdam Pharma Co. NV(a)	630,777	14,060,019
Ultragenyx Pharmaceutical, Inc.(a)	303,720	13,069,072
Upstream Bio, Inc.(a)	547,560	5,897,221
Vaxcyte, Inc.(a)	525,647	46,425,143
Viking Therapeutics, Inc.(a)(b)	232,821	7,624,888
Viridian Therapeutics, Inc.(a)	971,749	18,832,496
Xenon Pharmaceuticals, Inc.(a)	408,684	16,339,186

		496,970,282

Health Care Equipment & Supplies – 4.2%
AtriCure, Inc.(a)	1,121,909	44,730,512
Beta Bionics, Inc.(a)	585,901	13,950,303
Glaukos Corp.(a)	355,658	55,639,138
Masimo Corp.(a)	222,828	38,823,322

		153,143,275

Health Care Providers & Services – 2.2%
BrightSpring Health Services, Inc.(a)(b)	1,399,909	33,037,852
PROCEPT BioRobotics Corp.(a)	621,268	45,041,930

		78,079,782

Life Sciences Tools & Services – 1.6%
Repligen Corp.(a)	243,835	40,527,815
Tempus AI, Inc.(a)(b)	316,060	18,138,684

		58,666,499

Pharmaceuticals – 0.7%
Intra-Cellular Therapies, Inc.(a)	124,503	15,821,841
Rapport Therapeutics, Inc.(a)(b)	534,491	8,770,997

		24,592,838

		811,452,676

Industrials – 21.2%
Aerospace & Defense – 5.2%
AeroVironment, Inc.(a)	220,988	39,810,988
Curtiss-Wright Corp.	118,903	41,252,207
Leonardo DRS, Inc.(a)	1,517,387	53,336,153
Loar Holdings, Inc.(a)	365,346	29,037,700
Standardaero, Inc.(a)	891,502	23,927,914

		187,364,962

Building Products – 5.3%
Armstrong World Industries, Inc.	293,205	44,276,887
AZEK Co., Inc. (The)(a)	853,404	43,719,887
CSW Industrials, Inc.(b)	146,832	48,426,662

2 AB Small Cap Growth Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Knife River Corp.(a)(b)	536,484	$55,569,013

		191,992,449

Construction & Engineering – 3.7%
Construction Partners, Inc. – Class A(a)(b)	631,225	50,750,490
Everus Construction Group, Inc.(a)	485,565	33,411,728
Primoris Services Corp.	671,693	51,565,871

		135,728,089

Ground Transportation – 1.2%
ArcBest Corp.(c)	460,131	43,993,125

Machinery – 3.8%
Esab Corp.	363,051	44,960,236
ITT, Inc.	292,575	44,184,677
SPX Technologies, Inc.(a)	314,370	46,690,232

		135,835,145

Marine Transportation – 1.1%
Kirby Corp.(a)	364,788	39,816,610

Professional Services – 0.9%
FTI Consulting, Inc.(a)	167,452	32,711,748

		767,442,128

Consumer Discretionary – 14.1%
Automobile Components – 1.3%
Modine Manufacturing Co.(a)	464,393	47,112,670

Broadline Retail – 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	463,769	51,714,881

Diversified Consumer Services – 0.8%
KinderCare Learning Cos., Inc.(a)	1,423,103	29,515,156

Hotels, Restaurants & Leisure – 4.1%
Dutch Bros, Inc. – Class A(a)	910,521	56,925,773
Portillo’s, Inc. – Class A(a)(b)	994,275	13,830,365
Rush Street Interactive, Inc.(a)	635,923	9,271,757
Texas Roadhouse, Inc.	181,154	32,806,989
Wingstop, Inc.	117,655	35,049,425

		147,884,309

Household Durables – 2.6%
Champion Homes, Inc.(a)	531,445	49,068,317
SharkNinja, Inc.(a)	398,907	44,601,792

		93,670,109

Specialty Retail – 3.9%
Boot Barn Holdings, Inc.(a)	396,979	63,854,072
Five Below, Inc.(a)	369,016	34,606,321
RH(a)	102,091	42,787,359

		141,247,752

		511,144,877

ABFunds.com	AB Small Cap Growth Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 9.6%
Capital Markets – 5.6%
Houlihan Lokey, Inc.	242,684	$44,100,536
Piper Sandler Cos.	182,094	57,749,291
StepStone Group, Inc. – Class A	827,759	53,042,797
Stifel Financial Corp.	394,740	45,730,629

		200,623,253

Financial Services – 2.5%
NCR Atleos Corp.(a)(c)	1,406,202	44,801,596
Shift4 Payments, Inc. – Class A(a)(b)	389,508	46,682,534

		91,484,130

Insurance – 1.5%
RLI Corp.	509,497	37,371,605
TWFG, Inc.(a)	563,289	16,155,128

		53,526,733

		345,634,116

Consumer Staples – 4.2%
Consumer Staples Distribution & Retail – 1.6%
Chefs’ Warehouse, Inc. (The)(a)(b)	1,040,970	56,066,644

Food Products – 1.3%
Freshpet, Inc.(a)	300,674	48,092,807

Personal Care Products – 1.3%
BellRing Brands, Inc.(a)	620,023	47,958,779

		152,118,230

Materials – 1.1%
Chemicals – 1.1%
Element Solutions, Inc.	1,566,874	40,441,018

Energy – 0.6%
Energy Equipment & Services – 0.5%
Flowco Holdings, Inc. – Class A(a)	417,390	11,686,920
TechnipFMC PLC	231,674	6,961,804

		18,648,724

Oil, Gas & Consumable Fuels – 0.1%
Permian Resources Corp.(b)	142,122	2,082,087

		20,730,811

Total Common Stocks (cost $2,647,302,387)		3,505,036,925

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares Russell 2000 Growth ETF(b)(d) (cost $22,118,973)	117,679	34,940,072

4 AB Small Cap Growth Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.27%(d)(e)(f) (cost $101,591,789)	101,591,789	$101,591,789

Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $2,771,013,149)		3,641,568,786

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.27%(d)(e)(f) (cost $57,369,813)	57,369,813	57,369,813

Total Investments – 102.3% (cost $2,828,382,962)		3,698,938,599
Other assets less liabilities – (2.3)%		(84,826,483)

Net Assets – 100.0%		$3,614,112,116

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ArcBest Corp.	03/20/2024 - 01/29/2025	$58,271,093	$43,993,125	1.22%
Korro Bio, Inc.	11/6/2024 - 01/06/2025	18,285,149	11,295,494	0.31%
NCR Atleos Corp.	07/12/2024 - 12/19/2024	44,660,082	44,801,596	1.24%

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

ABFunds.com	AB Small Cap Growth Portfolio 5

STATEMENT OF ASSETS & LIABILITIES

January 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,669,421,360)	$3,539,976,997	(a)
Affiliated issuers (cost $158,961,602—including investment of cash collateral for securities loaned of $57,369,813)	158,961,602
Cash	432
Receivable for investment securities sold	7,756,652
Receivable for capital stock sold	2,702,636
Unaffiliated dividends receivable	207,418
Receivable due from Adviser	210,767
Affiliated dividends receivable	204,552

Total assets	3,710,021,056

Liabilities
Payable for collateral received on securities loaned	57,369,813
Payable for investment securities purchased	29,533,653
Payable for capital stock redeemed	5,820,826
Advisory fee payable	2,346,216
Distribution fee payable	178,423
Transfer Agent fee payable	142,303
Administrative fee payable	29,708
Directors’ fees payable	6,945
Accrued expenses	481,053

Total liabilities	95,908,940

Net Assets	$3,614,112,116

Composition of Net Assets
Capital stock, at par	$4,863
Additional paid-in capital	3,084,400,819
Distributable earnings	529,706,434

Net Assets	$3,614,112,116

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$536,971,668	8,056,025	$66.65	*

C	$22,833,652	782,200	$29.19

Advisor	$1,513,963,481	19,615,307	$77.18

R	$30,265,923	489,916	$61.78

K	$106,917,763	1,543,433	$69.27

I	$407,709,752	5,311,019	$76.77

Z	$995,449,877	12,827,289	$77.60

(a)	Includes securities on loan with a value of $204,701,503 (see Note E).

*	The maximum offering price per share for Class A shares was $69.61 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Small Cap Growth Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$5,454,810
Affiliated issuers	1,311,514
Interest	6,912
Securities lending income	4,903,507	$11,676,743

Expenses
Advisory fee (see Note B)	13,699,474
Distribution fee—Class A	668,676
Distribution fee—Class C	118,162
Distribution fee—Class R	78,091
Distribution fee—Class K	164,962
Transfer agency—Class A	329,666
Transfer agency—Class C	14,721
Transfer agency—Advisor Class	954,897
Transfer agency—Class R	40,607
Transfer agency—Class K	131,863
Transfer agency—Class I	265,255
Transfer agency—Class Z	124,130
Printing	171,671
Custody and accounting	103,955
Registration fees	81,189
Administrative	59,628
Directors’ fees	36,307
Legal	34,394
Audit and tax	24,220
Miscellaneous	43,188

Total expenses	17,145,056
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(199,977)

Net expenses		16,945,079

Net investment loss		(5,268,336)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		304,225,353
Net change in unrealized appreciation (depreciation) of investments		139,654,807

Net gain on investment transactions		443,880,160

Net Increase in Net Assets from Operations		$438,611,824

See notes to financial statements.

ABFunds.com	AB Small Cap Growth Portfolio 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(5,268,336)	$(16,174,168)
Net realized gain on investment transactions	304,225,353	401,584,705
Net change in unrealized appreciation (depreciation) of investments	139,654,807	(50,217,039)

Net increase in net assets from operations	438,611,824	335,193,498
Capital Stock Transactions
Net decrease	(587,537,039)	(683,555,651)

Total decrease	(148,925,215)	(348,362,153)
Net Assets
Beginning of period	3,763,037,331	4,111,399,484

End of period	$3,614,112,116	$3,763,037,331

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class T shares. Class B and Class T shares have not been issued. The Fund has suspended sales of Class K and Class R shares to new investors effective August 2, 2024. Existing retirement plan sponsors may continue to add new participants and make additional purchases until the liquidation date. The Fund expects to make liquidating distributions to shareholders in these classes based on net asset value by April 30, 2025. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s

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NOTES TO FINANCIAL STATEMENTS (continued)

valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed

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NOTES TO FINANCIAL STATEMENTS (continued)

appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the

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NOTES TO FINANCIAL STATEMENTS (continued)

valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$3,505,036,925		$	– 0	–	$	– 0	–	$3,505,036,925
Investment Companies	34,940,072			– 0	–		– 0	–	34,940,072
Short-Term Investments	101,591,789			– 0	–		– 0	–	101,591,789
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	57,369,813			– 0	–		– 0	–	57,369,813

Total Investments in Securities	3,698,938,599			– 0	–		– 0	–	3,698,938,599
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$3,698,938,599		$	– 0	–	$	– 0	–	$3,698,938,599

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its

12 AB Small Cap Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2025, the reimbursement for such services amounted to $59,628.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $493,227 for the six months ended January 31, 2025. Effective February 28, 2024, ABIS has voluntarily agreed to waive its transfer agency fees for Class K by an amount up to .15% of the Class’ daily average net assets. For the six months ended January 31, 2025, such reimbursements/waivers amounted to $98,870.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has

14 AB Small Cap Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

advised the Fund that it has retained front-end sales charges of $5,611 from the sale of Class A shares and received $898 and $424 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended January 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2025, such waiver amounted to $48,296.

A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2025 is as follows:

Fund	Market Value 7/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57,739	$638,615	$594,762	$101,592	$1,312
AB Government Money Market Portfolio*	89,126	513,436	545,192	57,370	539

Total				$158,962	$1,851

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the

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NOTES TO FINANCIAL STATEMENTS (continued)

Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,013,629, $1,031,263 and $1,691,842 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,201,265,862		$1,814,874,416
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$974,098,236
Gross unrealized depreciation	(103,542,599)

Net unrealized appreciation	$870,555,637

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for

16 AB Small Cap Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash

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NOTES TO FINANCIAL STATEMENTS (continued)

collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended January 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$204,701,503	$57,369,813	$154,722,097	$4,364,482	$539,025	$52,811

*	As of January 31, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024

Class A
Shares sold	334,547	803,338	$21,420,332	$41,843,290

Shares converted from Class C	11,854	19,559	787,415	991,194

Shares redeemed	(745,560)	(4,303,667)	(47,415,478)	(234,494,435)

Net decrease	(399,159)	(3,480,770)	$(25,207,731)	$(191,659,951)

Class C
Shares sold	33,773	80,242	$953,532	$1,872,599

Shares converted to Class A	(27,028)	(44,268)	(787,415)	(991,194)

Shares redeemed	(110,090)	(313,674)	(3,056,168)	(7,343,766)

Net decrease	(103,345)	(277,700)	$(2,890,051)	$(6,462,361)

Advisor Class
Shares sold	2,458,959	7,391,993	$178,752,045	$456,289,560

Shares redeemed	(4,832,960)	(10,767,513)	(351,932,575)	(659,733,262)

Net decrease	(2,374,001)	(3,375,520)	$(173,180,530)	$(203,443,702)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024

Class R
Shares sold	83,797	113,313	$4,928,959	$5,688,276

Shares redeemed	(133,028)	(224,417)	(7,900,025)	(11,218,891)

Net decrease	(49,231)	(111,104)	$(2,971,066)	$(5,530,615)

Class K
Shares sold	196,260	621,668	$12,736,323	$34,255,453

Shares redeemed	(1,093,008)	(1,160,174)	(70,301,633)	(63,734,416)

Net decrease	(896,748)	(538,506)	$(57,565,310)	$(29,478,963)

Class I
Shares sold	630,723	965,169	$45,720,402	$59,375,705

Shares redeemed	(1,765,331)	(2,341,072)	(129,518,028)	(143,506,159)

Net decrease	(1,134,608)	(1,375,903)	$(83,797,626)	$(84,130,454)

Class Z
Shares sold	1,339,326	3,668,788	$99,474,373	$227,691,065

Shares redeemed	(4,628,926)	(6,285,143)	(341,399,098)	(390,540,670)

Net decrease	(3,289,600)	(2,616,355)	$(241,924,725)	$(162,849,605)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more

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NOTES TO FINANCIAL STATEMENTS (continued)

widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2024 and July 31, 2023 were as follows:

	2024			2023
Distributions paid from:
Ordinary income	$	– 0	–	$	– 0	–
Net long-term capital gains		– 0	–		– 0	–

Total taxable distributions paid	$	– 0	–	$	– 0	–

20 AB Small Cap Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of July 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses	$(515,278,959	)(a)
Other losses	(11,313,619	)(b)
Unrealized appreciation (depreciation)	617,687,188	(c)

Total accumulated earnings (deficit)	$91,094,610

(a)

As of July 31, 2024, the Fund had a net capital loss carryforward of $515,278,959. During the fiscal year, the Fund utilized $356,387,918 of capital loss carry forwards to offset current year net realized gains.

(b)	As of July 31, 2024, the Fund had a qualified late-year ordinary loss deferral of $11,313,619.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2024, the Fund had a net short-term capital loss carryforward of $487,161,986 and a net long-term capital loss carryforward of $28,116,973, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Small Cap Growth Portfolio 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 59.30	$ 54.04	$ 50.68	$ 79.55	$ 62.17	$ 57.21

Income From Investment Operations

Net investment loss(a)(b)	(.17)	(.35)	(.28)	(.51)	(.62)	(.37)

Net realized and unrealized gain (loss) on investment transactions	7.52	5.61	3.64	(21.59)	25.33	10.19

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	7.35	5.26	3.36	(22.10)	24.71	9.82

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$ 66.65	$ 59.30	$ 54.04	$ 50.68	$ 79.55	$ 62.17

Total Return

Total investment return based on net asset value(d)*	12.36%	9.73%	6.63%	(30.61)%	41.15	%+	18.86	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$536,971	$501,412	$645,058	$715,329	$1,090,466	$890,196

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	1.11	%(e)^	1.13%	1.14%	1.11%	1.09%	1.16%

Expenses, before waivers/reimbursements‡	1.12	%(e)^	1.13%	1.14%	1.11%	1.09%	1.16%

Net investment loss(b)	(.51	)%^	(.66)%	(.56)%	(.78)%	(.83)%	(.70)%

Portfolio turnover rate	32%	78%	65%	54%	74%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 29.

22 AB Small Cap Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 26.07	$ 23.94	$ 22.62	$ 39.36	$ 33.92	$ 33.67

Income From Investment Operations

Net investment loss(a)(b)	(.18)	(.33)	(.29)	(.47)	(.61)	(.43)

Net realized and unrealized gain (loss) on investment transactions	3.30	2.46	1.61	(9.50)	13.38	5.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.12	2.13	1.32	(9.97)	12.77	5.11

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$ 29.19	$ 26.07	$ 23.94	$ 22.62	$ 39.36	$ 33.92

Total Return

Total investment return based on net asset value(d)*	11.93%	8.90%	5.84%	(31.12)%	40.11	%+	17.99	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,834	$23,087	$27,846	$33,191	$53,790	$35,697

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	1.86	%(e)^	1.88%	1.89%	1.86%	1.84%	1.90%

Expenses, before waivers/ reimbursements‡	1.87	%(e)^	1.88%	1.89%	1.86%	1.84%	1.91%

Net investment loss(b)	(1.26	)%^	(1.41)%	(1.31)%	(1.53)%	(1.59)%	(1.44)%

Portfolio turnover rate	32%	78%	65%	54%	74%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 29.

ABFunds.com	AB Small Cap Growth Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 68.58	$ 62.34	$ 58.32	$ 90.34	$ 69.65	$ 63.35

Income From Investment Operations

Net investment loss(a)(b)	(.10)	(.25)	(.18)	(.39)	(.51)	(.27)

Net realized and unrealized gain (loss) on investment transactions	8.70	6.49	4.20	(24.86)	28.53	11.43

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	8.60	6.24	4.02	(25.25)	28.02	11.16

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$ 77.18	$ 68.58	$ 62.34	$ 58.32	$ 90.34	$ 69.65

Total Return

Total investment return based on net asset value(d)*	12.50%	10.01%	6.89%	(30.43)%	41.51	%+	19.16	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,513,963	$1,508,064	$1,581,335	$1,814,970	$2,165,454	$1,051,243

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	.86	%(e)^	.88%	.89%	.86%	.84%	.91%

Expenses, before waivers/reimbursements‡	.87	%(e)^	.88%	.89%	.87%	.84%	.91%

Net investment loss(b)	(.26	)%^	(.41)%	(.31)%	(.53)%	(.60)%	(.46)%

Portfolio turnover rate	32%	78%	65%	54%	74%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 29.

24 AB Small Cap Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 55.07	$ 50.37	$ 47.38	$ 75.03	$ 59.19	$ 54.90

Income From Investment Operations

Net investment loss(a)(b)	(.27)	(.51)	(.39)	(.69)	(.88)	(.54)

Net realized and unrealized gain (loss) on investment transactions	6.98	5.21	3.38	(20.19)	24.05	9.69

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	6.71	4.70	2.99	(20.88)	23.17	9.15

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$ 61.78	$ 55.07	$ 50.37	$ 47.38	$ 75.03	$ 59.19

Total Return

Total investment return based on net asset value(d)*	12.13%	9.33%	6.31%	(30.84)%	40.59	%+	18.42	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,266	$29,692	$32,756	$34,853	$53,326	$29,374

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	1.50	%(e)^	1.50%	1.42%	1.46%	1.49%	1.54%

Expenses, before waivers/ reimbursements‡	1.51	%(e)^	1.50%	1.43%	1.46%	1.49%	1.54%

Net investment loss(b)	(.89	)%^	(1.03)%	(.85)%	(1.13)%	(1.24)%	(1.07)%

Portfolio turnover rate	32%	78%	65%	54%	74%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 29.

ABFunds.com	AB Small Cap Growth Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 61.61	$ 56.14	$ 52.78	$ 82.50	$ 64.23	$ 58.90

Income From Investment Operations

Net investment loss(a)(b)	(.14)	(.36)	(.46)	(.45)	(.62)	(.34)

Net realized and unrealized gain (loss) on investment transactions	7.80	5.83	3.82	(22.50)	26.22	10.53

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	7.66	5.47	3.36	(22.95)	25.60	10.19

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$ 69.27	$ 61.61	$ 56.14	$ 52.78	$ 82.50	$ 64.23

Total Return

Total investment return based on net asset value(d)*	12.38%	9.75%	6.37%	(30.54)%	41.22	%+	18.96	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$106,918	$150,338	$167,212	$135,550	$121,057	$43,699

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	1.04	%(e)^	1.11%	1.47%	1.03%	1.03%	1.08%

Expenses, before waivers/ reimbursements‡	1.19	%(e)^	1.18%	1.48%	1.03%	1.03%	1.09%

Net investment loss(b)	(.42	)%^	(.65)%	(.90)%	(.68)%	(.80)%	(.62)%

Portfolio turnover rate	32%	78%	65%	54%	74%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 29.

26 AB Small Cap Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 68.21	$ 61.99	$ 57.96	$ 89.79	$ 69.27	$ 63.03

Income From Investment Operations

Net investment loss(a)(b)	(.09)	(.24)	(.14)	(.37)	(.49)	(.26)

Net realized and unrealized gain (loss) on investment transactions	8.65	6.46	4.17	(24.69)	28.34	11.36

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	8.56	6.22	4.03	(25.06)	27.85	11.10

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$ 76.77	$ 68.21	$ 61.99	$ 57.96	$ 89.79	$ 69.27

Total Return

Total investment return based on net asset value(d)*	12.51%	10.04%	6.95%	(30.40)%	41.48	%+	19.17	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$407,710	$439,659	$484,889	$597,941	$824,332	$614,788

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	.86	%(e)^	.86%	.83%	.84%	.84%	.90%

Expenses, before waivers/ reimbursements‡	.87	%(e)^	.86%	.83%	.84%	.84%	.90%

Net investment loss(b)	(.25	)%^	(.39)%	(.26)%	(.50)%	(.59)%	(.44)%

Portfolio turnover rate	32%	78%	65%	54%	74%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 29.

ABFunds.com	AB Small Cap Growth Portfolio 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 68.92	$ 62.58	$ 58.47	$ 90.46	$ 69.68	$ 63.31

Income From Investment Operations

Net investment loss(a)(b)	(.06)	(.18)	(.11)	(.30)	(.43)	(.21)

Net realized and unrealized gain (loss) on investment transactions	8.74	6.52	4.22	(24.92)	28.54	11.44

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	8.68	6.34	4.11	(25.22)	28.11	11.23

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$ 77.60	$ 68.92	$ 62.58	$ 58.47	$ 90.46	$ 69.68

Total Return

Total investment return based on net asset value(d)*	12.55%	10.13%	7.03%	(30.34)%	41.62	%+	19.29	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$995,450	$1,110,785	$1,172,303	$1,056,456	$1,118,142	$473,742

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	.76	%(e)^	.76%	.77%	.76%	.75%	.81%

Expenses, before waivers/reimbursements‡	.77	%(e)^	.77%	.77%	.76%	.75%	.81%

Net investment loss(b)	(.15	)%^	(.29)%	(.20)%	(.41)%	(.51)%	(.36)%

Portfolio turnover rate	32%	78%	65%	54%	74%	75%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 29.

28 AB Small Cap Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2025, such waiver amounted to .01% (annualized).

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended January 31, 2025 and year ended July 31, 2024 by .01% and .01%, respectively.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Small Cap Growth Portfolio 29

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

30 AB Small Cap Growth Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Small Cap Growth Portfolio 31

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously

32 AB Small Cap Growth Portfolio	ABFunds.com

discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of

ABFunds.com	AB Small Cap Growth Portfolio 33

the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

34 AB Small Cap Growth Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Small Cap Growth Portfolio 35

NOTES

36 AB Small Cap Growth Portfolio	ABFunds.com

AB SMALL CAP GROWTH PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SCG-0152-0125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of AB Small Cap Growth Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72,569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: March 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: March 28, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: March 28, 2025